Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 6,101	$ 5,647	$ 4,815
Cost of revenue	(3,314)	(3,007)	(2,638)
Gross profit	2,787	2,640	2,177
Research and development	(890)	(763)	(639)
Selling, general and administrative	(922)	(686)	(664)
Amortization of acquisition-related intangible assets	(223)	(152)	(232)
Other income (expense)	1,263	10	9
Operating income (loss)	2,015	1,049	651
Financial income (expense):
Extinguishment of debt		(3)	(114)
Other financial income (expense)	(529)	(407)	(160)
Income (loss) before income taxes	1,486	639	377
Benefit (provision) for income taxes	104	(40)	(20)
Results relating to equity-accounted investees	9	8	58
Net income (loss)	1,599	607	415
Less: Net income (loss) attributable to non-controlling interests	73	68	67
Net income (loss) attributable to stockholders	$ 1,526	$ 539	$ 348
Net income (loss) per common share attributable to stockholders in $:
- Basic	$ 6.36	$ 2.27	$ 1.40
- Diluted	$ 6.10	$ 2.17	$ 1.36
Weighted average number of shares of common stock outstanding during the year (in thousands):
- Basic	239,764	237,954	248,526
- Diluted	250,116	248,609	255,050